Unearned Commissions (Tables)	12 Months Ended
Dec. 31, 2019
Unearned Commissions [Abstract]
Schedule of movement in unearned commissions
	2019	2018	2017
	USD	USD	USD

As at 1 January	8,010,384	10,354,019	8,292,099
Commissions received	14,829,744	14,473,519	18,771,267
Commissions earned	(13,930,139)	(16,817,154)	(16,709,347)
As at 31 December	8,909,989	8,010,384	10,354,019